Commitments and Contingencies - UGI Standby Commitment to Purchase Class B Common Units (Details) - USD ($) $ in Millions		20 Months Ended
	Nov. 07, 2017	Jul. 01, 2019
Capital B Units
Other Commitments [Line Items]
Number of volume days of weighted average price of Partnership's common units	20 days
Basis points on annualized yield	1.30%
Period from initial issuance, holders may elect to convert units	5 years
Conversion ratio	1
Period from initial issuance, holders may elect to convert subject to certain conditions	6 years
Capital B Units | Minimum
Other Commitments [Line Items]
Trading price (as a percent)	110.00%
Forecast
Other Commitments [Line Items]
Amount of capital contribution		$ 225